SUPPLEMENTAL SELECTED QUARTERLY FINANCIAL INFORMATION (UNAUDITED) SUPPLEMENTAL SELECTED QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended									10 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Nov. 06, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Revenues:		$ 185,938	$ 227,182	$ 212,676	$ 195,063	$ 213,591	$ 175,140	$ 160,629	$ 154,703	$ 144,250		$ 848,513	$ 634,722	$ 496,129
Gross operating margin			41,841	32,115	26,237	27,188	28,174	25,213	21,296	18,863
Income (loss) from operations		(2,786)	1,872	(15,658)	(1,134)	1,692	4,510	(357)	(2,831)	(4,317)		(13,228)	(2,995)	3,289
Net loss	$ (4,228)	(13,905)	$ (7,448)	$ (26,032)	$ (2,961)	(1,289)	$ 673	$ (4,069)	$ (6,192)	$ (6,382)	$ (260)	(37,731)	(15,970)	(4,488)
Payments of distributions and distribution equivalent rights		13,368				$ 13,755						$ 52,645	35,992	$ 0
Basic net (loss) income per common unit (in dollars per share)			$ 0.05	$ (0.49)	$ (0.34)	$ (0.06)	$ (0.01)	$ 0.19	$ (0.65)	$ (0.26)
Diluted net (loss) income per common unit (in dollars per share)			$ 0.05	$ (0.49)	$ (0.11)	$ (0.06)	(0.01)	(0.14)	(0.65)	(0.26)
Basic and diluted net loss per subordinated unit (in dollars per share)	$ (0.71)											$ (0.93)		$ (0.17)
Subordinated Units [Member]
Condensed Financial Statements, Captions [Line Items]
Basic and diluted net loss per subordinated unit (in dollars per share)							$ (0.01)	$ (0.19)	$ (0.27)	$ (0.26)
General Partner [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss	$ (85)	$ (217)				$ (26)						$ (626)	$ (319)